Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Preferred stock, par or stated value per share	$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized	5,000,000		5,000,000		5,000,000
Preferred stock, shares issued	0		0		0
Preferred stock, shares outstanding	0		0		0
DIH Holding US, Inc. [Member]
Allowance for accounts receivable	$ 1,186	$ 1,771		$ 1,091
Common Class A [Member]
Temporary equity, par or stated value per share	$ 0.0001		$ 0.0001		$ 0.0001
Temporary equity, shares authorized	500,000,000		500,000,000		500,000,000
Temporary equity, shares issued	5,670,123		20,200,000		0
Temporary equity, shares outstanding	5,670,123		20,200,000		0
Temporary equity, redemption price per share	$ 10.62		$ 10.24		$ 0
Common stock, par or stated value per share	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	500,000,000		500,000,000		500,000,000
Common stock, shares, issued	303,000		303,000		0
Common stock, shares, outstanding	303,000		303,000		0
Common Class B [Member]
Common stock, par or stated value per share	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	50,000,000		50,000,000		50,000,000
Common stock, shares, issued	5,050,000		5,050,000		5,750,000
Common stock, shares, outstanding	5,050,000		5,050,000		5,750,000